Earnings Per Share ("EPS")	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 26 – Earnings Per Share (“EPS”)

Basic EPS is computed by dividing earnings available to common shareholders by the weighted-average number of common shares outstanding. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity. Diluted earnings per share include dilutive stock options and stock units under the treasury stock method.

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2016, 2015, and 2014 (in thousands, except per share data):

	Year Ended December 31,
	2016	2015	2014
Income from continuing operations	$81,520	$92,336	$179,130
Loss from discontinued operations, net of tax	—	—	(3,063)
Net income	81,520	92,336	176,067
Preferred dividends	3,906	—	—
Net income available to common shareholders	$77,614	$92,336	$176,067

Shares for basic and diluted calculation:
Average shares used in basic computation	66,871	68,543	66,472
Dilutive effect of stock options and units (1)	10,692	10,011	9,904
Average shares used in diluted computation	77,563	78,554	76,376
Earnings per basic common share:
Income from continuing operations	$1.16	$1.35	$2.69
Loss from discontinued operations	—	—	(0.04)
Earnings per basic common share	$1.16	$1.35	$2.65
Earnings per diluted common share:
Income from continuing operations	$1.00	$1.18	$2.35
Loss from discontinued operations	—	—	(0.04)
Earnings per basic common share	$1.00	$1.18	$2.31

(1)

Diluted earnings per share is computed on the basis of the weighted-average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Diluted earnings per share include stock options and units.

For the years ended December 31, 2016, 2015, and 2014, the anti-dilutive effect from restricted stock units was immaterial.